Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses [Line Items]
Accrued expenses	$ 117,473	$ 59,954
Accrued Marketing and Sales Expenses
Accrued Expenses [Line Items]
Accrued expenses	19,992	9,545
Accrued Personnel Expenses
Accrued Expenses [Line Items]
Accrued expenses	31,487	24,157
Accrued Production Expenses
Accrued Expenses [Line Items]
Accrued expenses	30,904	4,576
Accrued Variable Consideration
Accrued Expenses [Line Items]
Accrued expenses	12,314	6,258
Other
Accrued Expenses [Line Items]
Accrued expenses	$ 22,776	$ 15,418